CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Cash flows from operating activities:
Net income	¥ 72,961	$ 10,746	¥ 89,870
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation gain on previously held equity interest			(1,081)
Gain on disposals of equity method investees	(46)	(7)	(1)
Realized and unrealized loss (gain) related to equity securities and other investments	(32,319)	(4,760)	3,903
Change in fair value of other assets and liabilities	162	24	(1,128)
Gain in relation to the receipt of the 33% equity interest in Ant Group			(69,225)
Gain on disposals of subsidiaries	(3)		(2)
Depreciation of property and equipment, and operating lease cost relating to land use rights	11,976	1,764	9,692
Amortization of intangible assets and licensed copyrights	9,726	1,432	10,813
Share-based compensation expense	32,409	4,773	15,260
Impairment of equity securities and other investments, and other assets	5,764	849	7,939
Impairment of goodwill and licensed copyrights	540	80	1,120
(Gain) Loss on disposals of property and equipment	39	6	(46)
Amortization of restructuring reserve			97
Share of results of equity method investees	(4,593)	(677)	11,443
Deferred income taxes	4,025	593	(910)
Allowance for doubtful accounts	543	80	652
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Prepayments, receivables and other assets, and long-term licensed copyrights (Note 2(e))	(16,303)	(2,401)	(34,840)
Income tax payable	(1,360)	(200)	(476)
Escrow money payable	(2,832)	(417)	(420)
Accrued expenses, accounts payable and other liabilities	15,558	2,291	34,001
Merchant deposits	411	61	524
Deferred revenue and customer advances	7,737	1,139	4,753
Net cash provided by operating activities	104,395	15,376	81,938
Cash flows from investing activities:
Decrease (Increase) in short-term investments, net	(78,547)	(11,569)	2,323
Receipts from (Payments for) settlement of forward exchange contracts	(325)	(48)	111
Acquisitions of equity securities and other investments and other assets	17,477	2,574	22,711
Disposals of equity securities and other investments	2,287	337	7,117
Acquisitions of equity method investees	(11,412)	(1,681)	(15,285)
Disposals of equity method investees	46	7	40
Disposals of intellectual property rights and assets	369	54	12,204
Acquisitions of:
Land use rights and construction in progress relating to office campuses	(2,670)	(393)	(1,176)
Other property and equipment	(25,248)	(3,719)	(15,032)
Licensed copyrights and other intangible assets (Note 2(e))	(1,718)	(253)	(4,846)
Cash paid for business combinations, net of cash acquired	(1,974)	(291)	(5,122)
Deconsolidation and disposal of subsidiaries, net of cash proceeds	(53)	(8)	(96)
Loans to employees, net of repayments	(59)	(8)	(16)
Net cash used in investing activities	(136,781)	(20,146)	(42,489)
Cash flows from financing activities:
Issuance of ordinary shares	95	14	421
Acquisition of additional equity interests in non-wholly owned subsidiaries	(5,375)	(792)	(3,095)
Dividends paid by non-wholly owned subsidiaries to noncontrolling interests	(377)	(56)	(192)
Capital injection from noncontrolling interests	10,416	1,534	5,477
Proceeds from bank borrowings	3,467	511	11,054
Repayment of bank borrowings	(2,729)	(402)	(6,997)
Upfront fee payment for a syndicated loan			(69)
Net cash provided by financing activities	5,497	809	6,599
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	(4,204)	(619)	3,730
Increase (Decrease) in cash and cash equivalents, restricted cash and escrow receivables	(31,093)	(4,580)	49,778
Cash and cash equivalents, restricted cash and escrow receivables at beginning of period	345,982	50,958	198,494
Cash and cash equivalents, restricted cash and escrow receivables at end of period	¥ 314,889	$ 46,378	¥ 248,272